Note 15 - Stock-based Compensation	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
15.	STOCK-BASED COMPENSATION

Employee Stock Purchase Plan

In May 2009, the Board adopted the 2009 Employee Stock Purchase Plan (“2009 Purchase Plan”). The 2009 Purchase Plan permitted eligible employees to purchase ordinary shares through payroll deductions, which may range from 1% to 10% of an employee’s regular base pay. The 2009 Purchase Plan was implemented through consecutive offer periods of 3 months’ duration commencing on the first day of February, May, August and November. Under the 2009 Purchase Plan, ordinary shares may be purchased at a price equal to the lesser of 90% of the fair market value of the Company’s ordinary shares on the date of grant of the option to purchase (which is the first day of the offer period) or 90% of the fair market value of the Company’s ordinary shares on the applicable exercise date (which is the last day of the offer period). Employees may have elected to discontinue their participation in the purchase plan at any time; however, all of the employee’s payroll deductions previously credited to the employee’s account will be applied to the exercise of the employee’s option on the next exercise date. Participation ends automatically on termination of employment with the Company. The 2009 Purchase Plan has a term of 10 years, if not terminated earlier. A total of 25,000,000 ordinary shares were reserved for issuance under the 2009 Purchase Plan starting November 2009. As approved by the Annual General Meeting of Shareholders (“AGM”) held in June 2012 and June 2016, additional 15,000,000 and 25,000,000 ordinary shares were reserved for issuance under the 2009 Purchase Plan, respectively. From 2019 to 2021, 7,817,850 ordinary shares had been purchased under the 2009 Purchase Plan.

Stock Option Plans

The Board adopted the 2005 Share Option Plan (“2005 SOP”), which was effective on March 2, 2006. The adoption of the 2005 SOP also resulted in the Board terminating the 1997 Stock Plan and 1999 Stock Incentive Plan. The Company began issuing stock options solely under the 2005 SOP for up to 100,000,000 ordinary shares. As approved by the EGM held on May 30, 2009, the number of shares available for issue was increased from 100,000,000 to 175,000,000 shares. As approved by the AGM held on June 22, 2012, additional 50,000,000 ordinary shares were reserved for issuance under the 2005 SOP. Under the terms of the 2005 SOP, stock options are generally granted at fair market value of the Company’s ordinary shares. The stock options have a contractual term of 8 years from the date of grant and vest over a requisite service period of 4 years. As of December 31, 2021, the number of stock options outstanding and exercisable was 52,116,400 and 52,116,400, respectively, under the 2005 SOP.

In 2015, the Board adopted the 2015 Stock Incentive Plan (“2015 SIP”), which was approved by the Shareholders in July 2015, and replaced the 2005 SOP after it expired on March 2, 2016. The 2015 SIP succeeded the 2005 SOP and the 2005 Share Incentive Plan (“2005 SIP”). The 2015 SIP provides for the granting to employees of incentive stock options, restricted shares, cash dividend equivalent rights, RSUs or stock appreciation rights or similar right (collectively referred to as “Awards”) to the employees, directors and consultants of the Company. The maximum aggregate number of new shares reserved for issuance pursuant to all Awards under the 2015 SIP is 100,000,000 ordinary shares, plus the remaining balance rolled into the 2015 SIP from the 2005 SOP and 2005 SIP, respectively. As approved by the AGM held in July 2021, additional 100,000,000 ordinary shares were reserved for issuance under the 2015 SIP. The maximum number of and kind of Awards granted under the 2015 SIP shall not each exceed 125,000,000 ordinary shares. The Awards granted are generally vested over a requisite service period of 4 years. As of December 31, 2021, the number of stock options outstanding and exercisable was 103,281,400 and 62,845,750, respectively, under the 2015 SIP.

A summary of the Company’s stock option activity under the plans as of December 31, 2021, and changes during the year then ended is presented as follows:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options Shares	Price	Contract Life	Value

Outstanding Options, January 1, 2021	172,093,650	$0.0611
Granted	22,228,550	$0.1642
Exercised	(31,670,950)	$0.0513
Forfeited or expired	(7,253,450)	$0.1133

Outstanding Options, December 31, 2021	155,397,800	$0.0755	3.61	$4,678,202

Vested and Expected to Vest Options on December 31, 2021	144,959,889	$0.0716	3.37	$4,587,846

Exercisable Options on December 31, 2021	114,962,150	$0.0588	2.47	$4,198,094

The total intrinsic value of options exercised during the years ended December 31, 2021, 2020, and 2019 was $3,292,100, $774,100, and $800, respectively.

The following table summarizes information about outstanding and vested stock options:

	Options Outstanding			Options Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average	Number	Average
	Number	Contractual	Exercise	Exercisable	Exercise
Range of Exercise Prices	Outstanding	Life	Price	and Vested	Price

$0.0265 - $0.0314	39,467,850	2.85	$0.0309	37,170,250	$0.0309
$0.0318 - $0.0506	37,634,950	3.13	$0.0410	31,750,250	$0.0424
$0.0612 - $0.0800	35,893,450	0.87	$0.0779	35,700,500	$0.0780
$0.1270 - $0.1790	42,401,550	7.06	$0.1454	10,341,150	$0.1428

Balance, December 31, 2021	155,397,800	3.61	$0.0755	114,962,150	$0.0588

The Company calculated the fair value of each option grant on the date of grant using the Black-Scholes option pricing model that use the assumptions in the following table. Risk-free interest rate is based on the US Treasury yield curve in effect at the time of grant. The Company uses the simplified method to estimate the expected life because the options are considered as plain vanilla share-based payment awards. Expected volatilities are based on historical volatility of stock prices for a period equal to the options’ expected term. The dividend yield is zero as the Company has never declared or paid dividends on the ordinary shares or other securities and does not anticipate paying dividends in the foreseeable future.

	Stock Options			Employee Stock Purchase Plan
	Years Ended December 31			Years Ended December 31
	2021	2020	2019	2021	2020	2019

Risk-free interest rate	0.45%-0.92%	0.21%-1.32%	1.39%-2.43%	0.04%-0.07%	0.09%-1.57%	1.52%-2.43%
Expected life (in years)	5	5	5	0.25-0.26	0.25-0.26	0.25-0.26
Volatility	54%-56%	42%-52%	42%	47%-97%	37%-104%	44%-58%
Dividend	-	-	-	-	-	-

The weighted-average grant-date fair value of options granted during the years ended December 31, 2021, 2020, and 2019 was $0.1642, $0.0980, and $0.0128, respectively. The weighted-average fair value of options granted under the 2009 Purchase Plan during the years ended December 31, 2021, 2020, and 2019 was $0.0382, $0.0148, and $0.0060, respectively.

Share Incentive Plan

The Board adopted the 2005 SIP, which was effective on March 2, 2006. The 2005 SIP provides for the grant of restricted shares, RSU, share appreciation rights and dividend equivalent rights up to 75,000,000 ordinary shares. As approved by the EGM held on May 30, 2009, the number of shares available for issue was increased from 75,000,000 to 125,000,000 shares. As approved by the AGM held on June 22, 2012, an additional 62,500,000 ordinary shares were reserved for issuance under the 2005 SIP. These awards under 2005 SIP may be granted to employees, directors and consultants of the Company. The granted RSUs are generally vested over a requisite service period of 4 years. In 2015, the Board adopted the 2015 SIP, which was approved by the Shareholders in July 2015, and replaced the 2005 SIP after it expired on March 2, 2016. Please refer to above discussions for 2015 SIP.

A summary of the status of the Company’s RSUs as of December 31, 2021, and changes during the year ended December 31, 2021, is presented as follows:

		Weighted
	Number of	Average
	Outstanding	Grant-Date
	RSUs	Fair Value

Nonvested on January 1, 2021	92,341,800	$0.0314
Granted	34,486,900	$0.1287
Vested	(34,819,500)	$0.0335
Forfeited and expired	(2,682,500)	$0.0407

Nonvested on December 31, 2021	89,326,700	$0.0679

As of December 31, 2021, there was $5,425,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the plans including stock options and RSUs. The cost is expected to be recognized over a weighted-average period of 3.10 years. The total fair value of RSUs vested during the years ended December 31, 2021, 2020, and 2019 was $1,165,000, $1,298,000, and $1,065,000, respectively.

Cash received from option exercise under all share-based payment arrangements for the years ended December 31, 2021, 2020, and 2019, was $1,753,000, $553,000, and $116,000, respectively.

Ordinary Shares Reserved

As of December 31, 2021, ordinary shares reserved for future issuance were as follows:

Outstanding stock options	155,397,800
Outstanding RSUs	89,326,700
Shares reserved for future Awards grants	96,195,700
Shares reserved for Employee Stock Purchase Plan	12,443,150

Total	353,363,350

Shares issued for the exercise of stock options, Employee Stock Purchase Plan and shares vested under restricted stock units are all from the treasury shares.